Reconciliation of operating profit to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Operating profit	£ 1,295.9	£ 1,237.9		£ 1,577.9
Goodwill impairment	47.7	183.9	[1]	27.1	[1]
Gains on disposal of investments and subsidiaries	(40.4)	(237.9)		(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)		0.3
Investment write-downs	7.5	2.0		91.7
Litigation settlement	(16.8)
Gain on sale of freehold property in New York	7.9
Continuing Operation [Member]
Statement [Line Items]
Operating profit	1,295.9	1,237.9		1,577.9
Amortisation and impairment of acquired intangible assets	121.5	201.8		138.0
Goodwill impairment	47.7	183.9		27.1
Gains on disposal of investments and subsidiaries	(40.4)	(237.9)		(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)		0.3
Investment write-downs	7.5	2.0		91.7
Litigation settlement	(16.8)
Gain on sale of freehold property in New York	(7.9)
Restructuring and transformation costs	153.5	265.5		56.8
Headline operating profit	£ 1,560.6	£ 1,651.2		£ 1,793.1

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.